Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

Note 14.  Related Party Transactions

Prior to the Business Separation on October 31, 2011, NTELOS Inc. provided a variety of administrative services to Lumos Networks.  Costs of these services were allocated or charged to the Company based on either the actual costs incurred or NTELOS Inc.’s estimate of expenses relative to the services provided to other subsidiaries of NTELOS Inc.  The Company believes that these allocations were made on a reasonable basis, and that receiving these services from NTELOS Inc. created cost efficiencies.  Lumos Networks management believes that all historical costs of operations have been reflected in the consolidated statements of operations for each period presented, but these costs do not reflect the amount of actual costs the Company would have incurred had it been an independent, publicly traded company prior to October 31, 2011.  These services and transactions included the following:

•	Cash management and other treasury services;
•	Administrative services such as legal, regulatory, tax, employee benefit administration, internal audit, purchasing, accounting, information technology and human resources;
•	Network monitoring;
•	Executive oversight;
•	Equity-based compensation plan administration; and
•	Insurance coverage.

The amount of interest expense charged to the Company from NTELOS for borrowings accumulated through shared banking and treasury services for the period January 1, 2011 through October 31, 2011 and for the year ended December 31, 2010 was $9.5 million and $4.9 million, which is included in interest expense on the consolidated statements of operations for those periods.

Total general and administrative expenses allocated to the Company were $7.3 million and $8.0 million included in its consolidated statements of operations for the period January 1, 2011 through October 31, 2011 and for the year ended December 31, 2010, respectively, inclusive of certain corporate expenses which were not previously allocated to the segments (Note 2).    Additionally, $2.8 million of acquisition related costs were allocated to the Company in 2010.

Total equity-based compensation expense related to all of the share-based awards granted to employees of Lumos Networks and allocated from NTELOS Inc. and NTELOS Inc.’s 401(k) matching contributions for employees of Lumos Networks totaled $2.4 million and $1.5 million for the years ended December 31, 2011 and 2010, respectively.